Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 2,692	SFr 4,040
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	33	29
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	117	370
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	765	1,277
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,308	1,578
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 469	SFr 786